Cash, cash equivalents and restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash on hand	¥ 0	¥ 39
Cash at bank	67	3,149
Restricted cash at bank(1)	65	0
Cash and cash equivalent per consolidated statements of cash flow	¥ 132	¥ 3,188